Share-based compensation - Schedule of change in number of performance share unit (Details) - Performance Share Unit [Member]	12 Months Ended
Dec. 31, 2022 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance	0
Granted	2,820,104
Converted to Class B Common shares	(400,000)
Closing Balance	2,420,104